Related Party Transactions (Transactions between the Group and Sinopec Corp., Its Subsidiaries and Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Sales commissions	¥ 116,616	¥ 100,221	¥ 112,245
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of petroleum products	39,992,682	33,159,665	41,731,401
Sales other than petroleum products	6,708,955	5,738,425	4,010,856
Purchases of crude oil	34,819,936	21,599,355	23,313,185
Purchases other than crude oil	4,987,955	3,748,055	4,683,317
Sales commissions	116,616	100,221	112,245
Rental income	¥ 28,368	¥ 28,160	¥ 29,071